OPERATING EXPENSES (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 27,746	$ 46,078	$ 38,775
Banking Colombia [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	20,036	33,889	15,078
Banking Panama [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	6,523	5,495	1,934
Banking El Salvador [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(2,137)	3,363	19,705
Banking Guatemala [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,672	1,939	2,118
All Other Segments [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	812	1,418	0
Off shore [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(173)	(26)	(60)
Brokerage [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 13	$ 0	$ 0